Offerings - Offering: 1	Jan. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 10,640,604,429.2
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,629,077
Offering Note
(1)
Aggregate number of securities to which transaction applies: As of November 6, 2024, the maximum number of shares of common stock, par value $0.0001 (“common stock”) of Altair Engineering Inc. (“Altair”) to which this transaction applies is estimated to be 96,845,487, which consists of (a) 59,888,780 shares of Altair’s Class A common stock, par value $0.0001 (“Class A common stock”) outstanding, entitled to receive the per share merger consideration of $113.00; (b) 25,406,574 shares of Altair’s Class B common stock, par value $0.0001 (“Class B common stock”) outstanding, entitled to receive the per share merger consideration of $113.00; (c)(i) 3,831,142 shares of Class A common stock underlying outstanding stock options vested as of November 6, 2024, entitled to receive the per share merger consideration of $113.00 minus any applicable exercise price and (ii) 2,714,026 shares of Class A common stock underlying outstanding stock options expected to vest prior to or on December 31, 2025, entitled to receive the per share merger consideration of $113.00 minus any applicable exercise price; (d) 474,603 shares of Class A common stock underlying outstanding restricted stock units expected to vest prior to or on December 31, 2025, entitled to receive the per share merger consideration of $113.00; (e) 60,000 shares of Class A common stock expected to be issued pursuant to the employee stock purchase plan entitled to receive the per share merger consideration of $113.00; (f) 299,174 shares of Class A common stock issuable on a contingent basis pursuant to selected purchase agreements entitled to receive the per share merger consideration of $113.00; and (g) up to a maximum 4,171,188 shares of Class A common stock issuable pursuant to the conversion of convertible notes (assuming a maximum conversion rate equal to 18.1356 shares of Class A common stock per $1,000 principal amount, subject to adjustment as provided in the indenture and after giving effect to the transaction) entitled to receive the per share merger consideration of $113.00.

(2)
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule
0-11
(set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of November 6, 2024, the underlying value of the transaction was calculated based on the sum of (a) the product of 59,888,780 shares of Class A common stock outstanding and the per share merger consideration of $113.00; (b) the product of 25,406,574 shares of Class B common stock outstanding and the per share merger consideration of $113.00; (c)(i) the product of 3,831,142 shares of Class A common stock underlying outstanding stock options vested as of November 6, 2024 and $71.99 (which is the difference between the per share merger consideration of $113.00 and the weighted average exercise price of $41.01) and (ii) the product of 2,714,026 shares of Class A common stock underlying outstanding stock options expected to vest prior to or on December 31, 2025 and $59.28 (which is the difference between the per share merger consideration of $113.00 and the weighted average exercise price of $53.72); (d) the product of 474,603 shares of Class A common stock underlying outstanding restricted stock units expected to vest prior to or on December 31, 2025 and the per share merger consideration of $113.00; (e) the product of 60,000 shares of Class A common stock expected to be issued pursuant to the employee stock purchase plan and the per share merger consideration of $113.00; (f) the product of 299,174 shares of Class A common stock issuable on a contingent basis pursuant to selected purchase agreements and the per share merger consideration of $113.00; and (g) the product of 4,171,188 shares of Class A common stock issuable pursuant to the conversion of convertible notes (assuming a maximum conversion rate equal to 18.1356 shares of Class A common stock per $1,000 principal amount, subject to adjustment as provided in the indenture and after giving effect to the transaction) and the per share merger consideration of $113.00. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.0001531.